Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2024
American Beacon Stephens Mid-Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium market capitalization companies that the Fund considers to have growth characteristics.

The Fund considers a company to be a medium market capitalization company if it has a market capitalization between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $168.4 billion as of December 31, 2024. The Russell Midcap Index measures the performance of the approximately 800 smallest companies in the Russell 1000® Index, which measures the performance of the approximately 1,000 largest U.S. companies based on total market capitalization.

The Fund’s sub-advisor, Stephens Investment Management Group, LLC (“SIMG”), principally invests in companies that it believes to have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. SIMG primarily employs fundamental research to identify companies with growth potential using year-over-year earnings per share growth rate or sales growth rate. If either such rate for a company is in the top 20% of such rates for companies in the Russell Midcap® Growth Index, then the Fund considers that company to have growth characteristics. The Russell Midcap Growth Index includes those Russell Midcap Index companies with relatively higher price-to-book ratios, earnings per share growth rates and sales growth rates.

The Fund’s equity investments include U.S. common stocks and U.S. dollar denominated foreign stocks traded on U.S. exchanges. In addition to medium market capitalization companies, the Fund may also invest in equity securities of small-capitalization and large-capitalization companies. SIMG will sell a security when appropriate and consistent with the Fund’s investment objective and policies.

Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector.   However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.

The Fund may also invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

American Beacon Stephens Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies that the Fund considers to have growth characteristics.

The Fund considers a company to be a small market capitalization company if it has a market capitalization similar to the market capitalizations of the companies in the Russell 2000® Index. The Russell 2000 Index measures the performance of the approximately 2,000 smallest U.S. companies based on total market capitalization. As of December 31, 2024, the market capitalizations of the companies in the Russell 2000 Index ranged from $6.1 million to $14.7 billion.

The Fund’s sub-advisor, Stephens Investment Management Group, LLC (“SIMG”), principally invests in companies that it believes to have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. SIMG primarily employs fundamental research to identify companies with growth potential using year-over-year earnings per share growth rate or sales growth rate. If either such rate for a company is in the top 20% of such rates for companies in the Russell 2000® Growth Index, then the Fund considers that company to have growth characteristics. The Russell 2000 Growth Index includes those Russell 2000 Index companies with relatively higher price-to-book ratios, earnings per share growth rates and sales growth rates.

The Fund’s equity investments include U.S. common stocks, master limited partnerships (“MLPs”) and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. In addition to small market capitalization companies, the Fund may also invest in equity securities of micro-capitalization and mid-capitalization companies. SIMG will sell a security when appropriate and consistent with the Fund’s investment objective and policies.

Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.

The Fund may also invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.